Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Product revenue	$ 65,912	$ 22,715
License and other revenue	169,678	(2,460)
Other income	57	45
Cost of product revenue	(65,167)	(67,909)
Research and development expenses	(97,479)	(99,582)
General and administrative expenses	(29,554)	(41,910)
Operating profit / (loss)	43,447	(189,101)
Share of net loss of joint venture	0	(2,706)
Loss on sale of investment in joint venture	(2,970)	0
Finance income	80,823	122,480
Finance costs	(277,414)	(64,300)
Exchange rate differences	7,742	(3,081)
Non-operating (loss) / profit	(191,819)	52,393
Loss before taxes	(148,372)	(136,708)
Income tax (expense) / benefit	(5,132)	49,854
Loss for the period	(153,504)	(86,854)
Item that will be reclassified to profit or loss in subsequent periods:
Exchange rate differences on translation of foreign operations	121	(1,523)
Total comprehensive loss	$ (153,383)	$ (88,377)
Loss per share
Basic (in dollars per share)	$ (0.61)	$ (0.39)
Diluted (in dollars per share)	$ (0.61)	$ (0.39)